Label	Element	Value
ESG Diversified Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	ESG Diversified Portfolio
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

ESG Diversified Portfolio – In the Principal Investment Strategies subsection, the table in the second paragraph is deleted and replaced with the following:

BROAD ASSET CLASS ALLOCATIONS

Debt	Equity
30 – 50%	50 – 70%

Also in the Principal Investment Strategies subsection, all references to Pacific Investment Management Company LLC (“PIMCO”) and the PIMCO Fund are deleted.